UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-01494

GENERAL ELECTRIC S&S U.S. Equity Fund

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/12

Item 1.	Schedule of Investments.

GE S&S U.S. Equity Fund

Schedule of Investments (dollars in thousands)—September 30, 2012 (Unaudited)

Common Stock—99.1% †	Number of Shares	Fair Value
Advertising—0.7%
Omnicom Group Inc.	556,302	$28,683

Aerospace & Defense—2.5%
Honeywell International Inc.	1,365,658	81,598
United Technologies Corp.	266,260	20,844
		102,442

Agricultural Products—1.0%
Archer-Daniels-Midland Co.	1,470,226	39,961

Air Freight & Logistics—1.9%
United Parcel Service Inc.	1,096,708	78,491

Application Software—0.4%
Intuit Inc.	270,203	15,910

Asset Management & Custody Banks—3.9%
Ameriprise Financial Inc.	1,153,399	65,386
Invesco Ltd.	2,585,478	64,611
State Street Corp.	646,370	27,122	(b)
		157,119

Automobile Manufacturers—0.2%
Ford Motor Co.	980,151	9,664

Biotechnology—2.3%
Amgen Inc.	715,244	60,309
Gilead Sciences Inc.	503,320	33,385	(a)
		93,694

Broadcasting—1.1%
CBS Corp.	264,905	9,624
Discovery Communications Inc.	641,071	35,926	(a)
		45,550

Cable & Satellite—3.9%
Comcast Corp.	2,218,318	79,349
DIRECTV	609,283	31,963	(a)
Liberty Global Inc.	852,997	48,126	(a)
		159,438

Casinos & Gaming—0.5%
Las Vegas Sands Corp.	397,359	18,426

Communications Equipment—4.7%
Cisco Systems Inc.	5,176,254	98,815
Qualcomm Inc.	1,441,085	90,053
		188,868

Computer Hardware—4.8%
Apple Inc.	291,396	194,437

Construction & Farm Machinery & Heavy Trucks—1.0%
Caterpillar Inc.	31,789	2,735
Cummins Inc.	95,365	8,794
Deere & Co.	370,869	30,593
		42,122

Consumer Finance—1.5%
American Express Co.	1,032,072	58,684

Data Processing & Outsourced Services—4.1%
Paychex Inc.	1,059,622	35,275
The Western Union Co.	4,619,953	84,176
Visa Inc.	333,781	44,820
		164,271

Department Stores—0.4%
Macy’s Inc.	437,094	16,443

Diversified Chemicals—0.4%
EI du Pont de Nemours & Co.	105,961	5,327
PPG Industries Inc.	79,471	9,126
		14,453

Diversified Financial Services—3.8%
Citigroup Inc.	1,010,350	33,059
JPMorgan Chase & Co.	632,054	25,586
Wells Fargo & Co.	2,792,104	96,411
		155,056

Diversified Metals & Mining—1.0%
Freeport-McMoRan Copper & Gold Inc.	1,026,244	40,619

Electric Utilities—0.5%
FirstEnergy Corp.	467,293	20,608

Fertilizers & Agricultural Chemicals—1.3%
Monsanto Co.	407,954	37,132
Potash Corporation of Saskatchewan Inc.	312,588	13,573
		50,705

General Merchandise Stores—1.1%
Target Corp.	669,151	42,471

Healthcare Distributors—0.6%
Cardinal Health Inc.	582,793	22,711

Healthcare Equipment—3.5%
Covidien PLC	1,895,663	112,640
Medtronic Inc.	715,246	30,841
		143,481

Healthcare Facilities—0.2%
HCA Holdings Inc.	278,151	9,248

Healthcare Services—3.2%
Express Scripts Holding Co.	2,034,473	127,500	(a)

Heavy Electrical Equipment—0.2%
ABB Ltd. ADR	521,864	9,759

Home Building—0.6%
MDC Holdings Inc.	651,665	25,096

Home Furnishing Retail—0.5%
Bed Bath & Beyond Inc.	317,887	20,027	(a)

Home Improvement Retail—2.0%
Lowe’s Companies Inc.	2,712,632	82,030

Independent Power Producers & Energy Traders—0.8%
Calpine Corp.	826,505	14,299	(a)
The AES Corp.	1,642,414	18,017	(a)
		32,316

Industrial Machinery—1.6%
Dover Corp.	934,935	55,619
Eaton Corp.	211,925	10,016
		65,635

Integrated Oil & Gas—5.1%
Chevron Corp.	831,804	96,955
Exxon Mobil Corp.	227,819	20,834
Hess Corp.	275,502	14,800
Occidental Petroleum Corp.	834,452	71,813
		204,402

Integrated Telecommunication Services—0.2%
AT&T Inc.	211,924	7,989

Internet Retail—0.4%
Amazon.com Inc.	66,226	16,843	(a)

Internet Software & Services—3.6%
Baidu Inc. ADR	349,674	40,849	(a)
eBay Inc.	1,011,939	48,988	(a)
Google Inc.	74,172	55,963	(a)
		145,800

Investment Banking & Brokerage—1.2%
The Goldman Sachs Group Inc.	437,094	49,689

IT Consulting & Other Services—0.7%
International Business Machines Corp.	137,752	28,577

Life & Health Insurance—0.4%
Prudential Financial Inc.	304,641	16,606

Life Sciences Tools & Services—1.1%
Agilent Technologies Inc.	720,543	27,705
PerkinElmer Inc.	582,792	17,175
		44,880

Movies & Entertainment—2.5%
The Walt Disney Co.	370,869	19,389
Time Warner Inc.	1,784,402	80,887
		100,276

Multi-Line Insurance—1.4%
American International Group Inc.	1,721,761	56,457	(a)

Oil & Gas Equipment & Services—2.1%
Halliburton Co.	222,521	7,497
Schlumberger Ltd.	1,086,112	78,558
		86,055

Oil & Gas Exploration & Production—2.0%
Anadarko Petroleum Corp.	929,817	65,013
Marathon Oil Corp.	556,301	16,450
		81,463

Oil & Gas Storage & Transportation—0.3%
The Williams Companies Inc.	291,396	10,190

Packaged Foods & Meats—1.4%
Kraft Foods Inc.	1,242,407	51,373	(a)
Mondelez International Inc.	119,207	3,165
		54,538

Pharmaceuticals—4.7%
Bristol-Myers Squibb Co.	741,736	25,034
Johnson & Johnson	1,128,498	77,765
Novartis AG ADR	172,188	10,548
Pfizer Inc.	3,152,375	78,336
		191,683

Property & Casualty Insurance—1.5%
ACE Ltd.	794,717	60,081

Railroads—0.4%
CSX Corp.	768,227	15,941

Real Estate Services—0.0%*
CBRE Group Inc.	52,979	975	(a)

Regional Banks—1.3%
Regions Financial Corp.	7,361,193	53,074

Research & Consulting Services—0.3%
Nielsen Holdings N.V.	429,147	12,866	(a)

Semiconductors—1.1%
Altera Corp.	251,660	8,553
Analog Devices Inc.	238,415	9,343
Texas Instruments Inc.	980,149	27,003
		44,899

Soft Drinks—2.7%
Coca-Cola Enterprises Inc.	874,188	27,336
PepsiCo Inc.	1,136,444	80,426
		107,762

Specialized Finance—1.9%
CME Group Inc.	1,324,527	75,895

Specialized REITs—0.7%
American Tower Corp.	397,357	28,367

Specialty Stores—0.5%
Dick’s Sporting Goods Inc.	360,271	18,680

Steel—0.4%
Allegheny Technologies Inc.	516,566	16,478

Systems Software—4.7%
Microsoft Corp.	3,562,980	106,106
Oracle Corp.	2,617,267	82,418
		188,524

Tobacco—0.3%
Altria Group Inc.	370,868	12,383

Total Common Stock (Cost $3,450,539)		4,007,291

		Principal Amount	Fair Value
Short-Term Investments—0.7%

Time Deposit—0.7%
State Street Corp.
0.01%	01/10/12	$29,332	$29,332	(b)
(Cost $29,332)

Total Investments (Cost $3,479,871)			4,036,623

Other Assets and Liabilities, net—0.2%			7,656

NET ASSETS—100.0%			$4,044,279

Notes to Schedules of Investments (dollars in thousands)—September 30, 2012 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2012.

*	Less than 0.05%

Abbreviations:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The Fund uses the net asset value per unit for collective funds (i.e., GEI Investment Fund). The Fund classifies the investment security in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2012:

(Dollars in Thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
GE S&S U.S. Equity Fund	Investments in Securities †
	Common Stock	$4,007,291	$—	$—	$4,007,291
	Short-Term Investments	—	29,332	—	29,332

	Total Investments in Securities	$4,007,291	$29,332	$—	$4,036,623

† See Schedule of Investments for Industry Classification

There were no transfers between fair value levels. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At September 30, 2012, information on the tax cost of investments was as follows (Dollars in thousands):

Fund	Cost of investment for Tax purposes	Gross Tax appreciation	Gross Tax depreciation	Net Tax appreciation
GE S&S U.S. Equity Fund	$3,524,703	$623,652	$(111,732)	$511,920

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Program Mutual Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 16, 2012

By:	/S/ ARTHUR A. JENSEN
ARTHUR A. JENSEN
Treasurer, GE S&S Funds

Date: November 16, 2012